Other Income, Net	6 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other Income, Net

Note 4 Other Income, Net

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. dollars)	2022	2022	2021	2020
Interest received from unrelated parties	19,416	8,314	26,120	484
COVID-19 Government stimulus	—	—	97,712	39,547
Grant funding	260,536	982,767	595,070	526,279
Fair value gain on borrowings (refer note 22)	—	219,557	—	—
Other	35,154	385,482	14,545	—
Total	$315,106	$1,596,120	$733,447	$566,310